LEASES - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	$ 123,701	$ 129,637
2021
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	20,464	16,641
Between 1-3 years
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	28,090	31,220
Between 3 - 5 years
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	17,846	19,189
Thereafter
Future minimum lease payments
Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms	$ 57,301	$ 62,587